Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below. Please refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3) (4)	Nucor TSR ($) (5)	Peer Group TSR ($) (5)	Net Income (in millions) ($)	ROE
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	22,500,626	40,100,366	7,436,632	12,599,657	337	299	4,525	23.0%

2022	23,073,171	37,341,765	6,499,047	8,430,764	252	216	7,607	46.9%

2021	11,618,019	52,148,691	5,246,942	23,557,361	215	179	6,827	55.0%

2020	11,265,538	12,399,819	7,296,327	5,762,046	98	106	721	6.8%
(1)	The principal executive officer, or PEO, for each of the years listed is Leon J. Topalian.
(2)	The dollar amounts shown in these columns reflect “compensation actually paid” computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2023	2022	2021	2020
PEO	$	$	$	$

Total Compensation from Summary Compensation Table	22,500,626	23,073,171	11,618,019	11,265,538

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,953,031)	(13,632,413)	(5,689,943)	(5,312,358)

Year-end fair value of unvested awards granted in the current year	20,034,869	18,173,840	12,422,466	6,896,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	7,651,801	7,527,586	28,207,308	81,777

Fair values at vest date for awards granted and vested in current year	688,608	546,000	—	—

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	2,970,935	1,412,224	5,434,578	(690,755)

Dividends or dividend equivalents in the current year prior to vesting	206,558	241,357	156,263	159,191

Total Adjustments for Equity Awards	17,599,740	14,268,594	40,530,672	1,134,281

CAP (as calculated)	40,100,366	37,341,765	52,148,691	12,399,819

	2023	2022	2021	2020
Average Non-PEO NEOs	$	$	$	$

Total Compensation from Summary Compensation Table	7,436,632	6,499,047	5,246,942	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(4,372,935)	(3,844,616)	(2,431,870)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	6,034,842	3,238,139	5,092,457	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,449,994	430,648	11,458,211	(483,507)

Fair values at vest date for awards granted and vested in current year	214,417	1,194,601	528,952	658,862

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	732,283	834,710	3,512,002	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	104,424	78,235	150,667	169,660

Total Adjustments for Equity Awards	5,163,025	1,931,717	18,310,419	(1,534,281)

CAP (as calculated)	12,599,657	8,430,764	23,557,361	5,762,046
(3)	Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(4)	Information regarding non-PEO named executive officers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2023: Stephen D. Laxton, David A. Sumoski, Daniel R. Needham and K. Rex Query
2022: James D. Frias, Stephen D. Laxton, Daniel R. Needham, K. Rex Query, MaryEmily Slate and D. Chad Utermark
2021: James D. Frias, Douglas J. Jellison, David A. Sumoski and D. Chad Utermark
2020: James D. Frias, Ladd R. Hall, Raymond S. Napolitan, Jr., David A. Sumoski and D. Chad Utermark
(5)	Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on December 31, 2019, assuming reinvestment of dividends. The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
(4)	Information regarding non-PEO named executive officers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2023: Stephen D. Laxton, David A. Sumoski, Daniel R. Needham and K. Rex Query
2022: James D. Frias, Stephen D. Laxton, Daniel R. Needham, K. Rex Query, MaryEmily Slate and D. Chad Utermark
2021: James D. Frias, Douglas J. Jellison, David A. Sumoski and D. Chad Utermark
2020: James D. Frias, Ladd R. Hall, Raymond S. Napolitan, Jr., David A. Sumoski and D. Chad Utermark

Peer Group Issuers, Footnote	The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Company’s Annual Report on Form
10-K
	for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount	$ 22,500,626	$ 23,073,171	$ 11,618,019	$ 11,265,538
PEO Actually Paid Compensation Amount	$ 40,100,366	37,341,765	52,148,691	12,399,819
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts shown in these columns reflect “compensation actually paid” computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2023	2022	2021	2020
PEO	$	$	$	$

Total Compensation from Summary Compensation Table	22,500,626	23,073,171	11,618,019	11,265,538

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,953,031)	(13,632,413)	(5,689,943)	(5,312,358)

Year-end fair value of unvested awards granted in the current year	20,034,869	18,173,840	12,422,466	6,896,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	7,651,801	7,527,586	28,207,308	81,777

Fair values at vest date for awards granted and vested in current year	688,608	546,000	—	—

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	2,970,935	1,412,224	5,434,578	(690,755)

Dividends or dividend equivalents in the current year prior to vesting	206,558	241,357	156,263	159,191

Total Adjustments for Equity Awards	17,599,740	14,268,594	40,530,672	1,134,281

CAP (as calculated)	40,100,366	37,341,765	52,148,691	12,399,819

Non-PEO NEO Average Total Compensation Amount	$ 7,436,632	6,499,047	5,246,942	7,296,327
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,599,657	8,430,764	23,557,361	5,762,046
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts shown in these columns reflect “compensation actually paid” computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2023	2022	2021	2020
Average Non-PEO NEOs	$	$	$	$

Total Compensation from Summary Compensation Table	7,436,632	6,499,047	5,246,942	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(4,372,935)	(3,844,616)	(2,431,870)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	6,034,842	3,238,139	5,092,457	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,449,994	430,648	11,458,211	(483,507)

Fair values at vest date for awards granted and vested in current year	214,417	1,194,601	528,952	658,862

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	732,283	834,710	3,512,002	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	104,424	78,235	150,667	169,660

Total Adjustments for Equity Awards	5,163,025	1,931,717	18,310,419	(1,534,281)

CAP (as calculated)	12,599,657	8,430,764	23,557,361	5,762,046

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	In our assessment, the most important financial performance measures used to link CAP to our NEOs in 2023 to our performance were:
•	ROE;

•	ROAIC; and

•	stock price.

Total Shareholder Return Amount	$ 337	252	215	98
Peer Group Total Shareholder Return Amount	299	216	179	106
Net Income (Loss)	$ 4,525,000,000	$ 7,607,000,000	$ 6,827,000,000	$ 721,000,000
Company Selected Measure Amount	0.23	0.469	0.55	0.068
PEO Name	Leon J. Topalian
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Measure:: 2
Pay vs Performance Disclosure
Name	ROAIC
Measure:: 3
Pay vs Performance Disclosure
Name	stock price
PEO | Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,953,031)	$ (13,632,413)	$ (5,689,943)	$ (5,312,358)
PEO | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,034,869	18,173,840	12,422,466	6,896,426
PEO | Year OverYear Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,651,801	7,527,586	28,207,308	81,777
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	688,608	546,000	0	0
PEO | Difference In Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,970,935	1,412,224	5,434,578	(690,755)
PEO | Dividends Or Dividend Equivalents In The Current Year Prior To Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,558	241,357	156,263	159,191
PEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,599,740	14,268,594	40,530,672	1,134,281
Non-PEO NEO | Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,372,935)	(3,844,616)	(2,431,870)	(2,578,948)
Non-PEO NEO | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,034,842	3,238,139	5,092,457	1,938,739
Non-PEO NEO | Year OverYear Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,449,994	430,648	11,458,211	(483,507)
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,417	1,194,601	528,952	658,862
Non-PEO NEO | Difference In Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	732,283	834,710	3,512,002	(1,239,087)
Non-PEO NEO | Dividends Or Dividend Equivalents In The Current Year Prior To Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,424	78,235	150,667	169,660
Non-PEO NEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,163,025	$ 1,931,717	$ 18,310,419	$ (1,534,281)